Unaudited Consolidated Statements of Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net income, redeemable non-controlling interest	$ 277	$ 4,314